JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.2%
Aerospace & Defense — 0.9%
AAR Corp.*	8,481	341,530
Aerojet Rocketdyne Holdings, Inc.	19,042	734,831
AeroVironment, Inc.*	5,869	334,063
Astra Space, Inc.*(a)	31,866	152,319
Kaman Corp.	7,084	283,148
Kratos Defense & Security Solutions, Inc.*	31,536	528,543
Maxar Technologies, Inc.	18,481	480,691
PAE, Inc.*	15,868	158,839
Parsons Corp.*	6,762	205,903
Virgin Galactic Holdings, Inc.*(a)	45,281	416,585

		3,636,452

Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.*	14,720	395,232
Atlas Air Worldwide Holdings, Inc.*	6,866	551,546
Forward Air Corp.	6,857	728,899
Hub Group, Inc., Class A*	8,640	654,221

		2,329,898

Airlines — 0.4%
Hawaiian Holdings, Inc.*	13,026	222,745
SkyWest, Inc.*	12,814	488,854
Spirit Airlines, Inc.*	27,573	591,992
Sun Country Airlines Holdings, Inc.*	7,905	210,115
Wheels Up Experience, Inc. (Singapore)*	45,003	171,911

		1,685,617

Auto Components — 1.1%
American Axle & Manufacturing Holdings, Inc.*	29,011	236,149
Dorman Products, Inc.*	7,239	677,788
Gentherm, Inc.*	8,452	738,620
Holley, Inc.*(a)	9,426	111,604
LCI Industries	6,428	791,737
Patrick Industries, Inc.	5,716	368,110
Standard Motor Products, Inc.	4,868	233,031
Veoneer, Inc. (Sweden)*(a)	25,642	902,855
XPEL, Inc.*(b)	4,214	262,785

		4,322,679

Automobiles — 0.4%
Canoo, Inc.*(a)	36,243	221,807
Electric Last Mile Solutions, Inc.*(a)	13,249	69,027
Faraday Future Intelligent Electric, Inc.*(a)	43,707	187,066
Fisker, Inc.*(a)	35,818	423,011
Lordstown Motors Corp.*(a)	30,803	92,409
Winnebago Industries, Inc.	8,511	549,130
Workhorse Group, Inc.*	33,160	112,081

		1,654,531

Banks — 8.7%
1st Source Corp.	4,352	217,078
Ameris Bancorp	16,826	829,690
Atlantic Union Bankshares Corp.	19,242	783,534
BancFirst Corp.	4,805	360,135
Bancorp, Inc. (The)*	14,493	432,181
Banner Corp.	8,712	541,102
Berkshire Hills Bancorp, Inc.	12,376	366,206
Brookline Bancorp, Inc.	19,748	337,691
Cathay General Bancorp	19,642	887,033
Central Pacific Financial Corp.	7,113	206,988
City Holding Co.	3,845	308,407
Columbia Banking System, Inc.	19,772	687,472
Community Bank System, Inc.	13,717	979,668
Community Trust Bancorp, Inc.	3,858	170,485
Customers Bancorp, Inc.*	7,584	442,147
CVB Financial Corp.	32,402	713,816
Dime Community Bancshares, Inc.	8,437	294,958
Eagle Bancorp, Inc.	8,126	487,316
Eastern Bankshares, Inc.	43,227	920,303
Enterprise Financial Services Corp.	9,760	483,510
FB Financial Corp.	9,102	405,221
First Bancorp	8,782	385,618
First BanCorp (Puerto Rico)	52,306	761,052
First Busey Corp.	12,885	359,234
First Commonwealth Financial Corp.	24,146	399,858
First Financial Bancorp	23,845	601,132
First Interstate BancSystem, Inc., Class A	8,807	323,657
First Merchants Corp.	13,714	581,885
Flushing Financial Corp.	7,802	184,205
Fulton Financial Corp.	41,027	736,435
Great Western Bancorp, Inc.	14,019	432,907
Heartland Financial USA, Inc.	10,209	531,174
Hilltop Holdings, Inc.	15,464	510,776
Hope Bancorp, Inc.	30,573	512,098
Independent Bank Corp.	12,085	1,019,370
Independent Bank Group, Inc.	9,392	713,041
International Bancshares Corp.	13,539	569,044
Lakeland Financial Corp.	6,435	514,350
Live Oak Bancshares, Inc.	8,113	477,531
Meta Financial Group, Inc.	8,055	478,950
National Bank Holdings Corp., Class A	7,706	349,852
NBT Bancorp, Inc.	11,026	426,486
OFG Bancorp (Puerto Rico)	12,679	350,828
Old National Bancorp	42,175	773,068
Origin Bancorp, Inc.	5,558	237,438
Pacific Premier Bancorp, Inc.	23,999	917,962
Park National Corp.	3,672	497,409
Renasant Corp.	14,179	521,504
S&T Bancorp, Inc.	10,009	308,377
Sandy Spring Bancorp, Inc.	11,603	548,938
Seacoast Banking Corp. of Florida	14,841	541,697
ServisFirst Bancshares, Inc.	12,410	1,053,237
Silvergate Capital Corp., Class A*	7,588	817,531
Simmons First National Corp., Class A	29,207	835,320
Stock Yards Bancorp, Inc.	6,221	370,647
Tompkins Financial Corp.	3,020	240,271
Towne Bank	16,817	527,717
Triumph Bancorp, Inc.*	6,007	525,492
Trustmark Corp.	15,884	517,501
United Community Banks, Inc.	26,619	942,046
Veritex Holdings, Inc.	12,538	503,401
Washington Trust Bancorp, Inc.	4,407	251,552
WesBanco, Inc.	16,237	576,251
Westamerica BanCorp	6,833	396,861

		33,978,644

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	1,181	676,713
Duckhorn Portfolio, Inc. (The)*	7,901	157,704
MGP Ingredients, Inc.	3,184	240,901

		1,075,318

Biotechnology — 6.5%
Adagio Therapeutics, Inc.*(a)	4,810	34,536
Akero Therapeutics, Inc.*	5,852	102,527
Alector, Inc.*	14,884	236,060
Alkermes plc*	41,129	1,048,790
Allogene Therapeutics, Inc.*	18,849	215,821
Allovir, Inc.*	7,456	60,841
ALX Oncology Holdings, Inc.*	5,357	85,712
Amicus Therapeutics, Inc.*	63,784	600,207
AnaptysBio, Inc.*	4,898	156,589
Apellis Pharmaceuticals, Inc.*	20,520	826,340
Applied Molecular Transport, Inc.*	4,112	38,735
Arcus Biosciences, Inc.*	11,614	357,711
Arcutis Biotherapeutics, Inc.*	7,036	106,314
Arena Pharmaceuticals, Inc.*	15,599	1,434,796
Atara Biotherapeutics, Inc.*	22,489	345,431
Avid Bioservices, Inc.*	15,602	294,410
Avidity Biosciences, Inc.*	10,974	182,388
BioAtla, Inc.*	4,475	42,781
BioCryst Pharmaceuticals, Inc.*	45,766	707,085
Bioxcel Therapeutics, Inc.*	4,839	81,779
Bluebird Bio, Inc.*	17,832	140,694
C4 Therapeutics, Inc.*	9,400	229,642
CareDx, Inc.*	13,430	561,374
Caribou Biosciences, Inc.*	5,205	55,850
Celldex Therapeutics, Inc.*	11,869	368,058
Century Therapeutics, Inc.*(a)	2,641	34,412
Coherus Biosciences, Inc.*	16,210	200,356
Cullinan Oncology, Inc.*	6,111	82,376
Cytokinetics, Inc.*	21,336	708,142
Day One Biopharmaceuticals, Inc.*	2,678	39,500
Deciphera Pharmaceuticals, Inc.*	10,561	89,029
DermTech, Inc.*	6,500	83,265
Design Therapeutics, Inc.*	3,115	39,374
Dynavax Technologies Corp.*	28,374	368,011
Dyne Therapeutics, Inc.*	6,291	46,679
Eagle Pharmaceuticals, Inc.*	2,890	132,767
Editas Medicine, Inc.*	17,397	331,239
Emergent BioSolutions, Inc.*	12,178	569,930
Enanta Pharmaceuticals, Inc.*	4,576	271,906
Erasca, Inc.*(a)	4,933	58,456
FibroGen, Inc.*	21,930	330,924
Generation Bio Co.*	11,120	72,280
Gossamer Bio, Inc.*	13,225	126,828
Heron Therapeutics, Inc.*(a)	25,927	225,824
Icosavax, Inc.*	3,206	48,924
IGM Biosciences, Inc.*	2,052	36,320
Inhibrx, Inc.*	5,204	138,218
Insmed, Inc.*	30,108	682,849
Instil Bio, Inc.*	4,258	49,435
Ironwood Pharmaceuticals, Inc.*	41,624	464,108
iTeos Therapeutics, Inc.*	5,105	186,945
IVERIC bio, Inc.*	27,074	377,412
Janux Therapeutics, Inc.*	3,069	46,741
Karuna Therapeutics, Inc.*	5,576	619,271
Keros Therapeutics, Inc.*	3,333	154,551
Kinnate Biopharma, Inc.*	4,110	45,128
Kronos Bio, Inc.*	10,462	95,204
Kura Oncology, Inc.*	16,928	238,516
Kymera Therapeutics, Inc.*	9,018	378,756
MacroGenics, Inc.*	14,023	173,184
Madrigal Pharmaceuticals, Inc.*	3,131	180,283
MiMedx Group, Inc.*	20,822	103,277
Monte Rosa Therapeutics, Inc.*	3,067	38,828
Morphic Holding, Inc.*	6,675	283,220
Myovant Sciences Ltd.*	11,155	145,684
Myriad Genetics, Inc.*	20,311	533,976
Nurix Therapeutics, Inc.*	10,213	190,166
Nuvalent, Inc., Class A*	2,398	32,349
Ocugen, Inc.*(a)	50,663	179,854
Olema Pharmaceuticals, Inc.*(a)	7,583	48,759
Omega Therapeutics, Inc.*	1,943	22,072
OPKO Health, Inc.*	103,979	325,454
Organogenesis Holdings, Inc.*	16,033	123,294
PMV Pharmaceuticals, Inc.*	6,912	111,007
Praxis Precision Medicines, Inc.*	9,127	135,627
Precigen, Inc.*	24,189	62,408
Protagonist Therapeutics, Inc.*	11,411	334,228
Prothena Corp. plc (Ireland)*	9,125	310,980
PTC Therapeutics, Inc.*	17,982	723,236
Radius Health, Inc.*	12,041	91,271
REGENXBIO, Inc.*	9,573	252,727
REVOLUTION Medicines, Inc.*	15,743	338,789
Rocket Pharmaceuticals, Inc.*	11,471	190,877
Rubius Therapeutics, Inc.*	10,514	70,969
Sangamo Therapeutics, Inc.*	30,753	185,441
Shattuck Labs, Inc.*	7,178	49,600
Sorrento Therapeutics, Inc.*(a)	77,916	268,810
SpringWorks Therapeutics, Inc.*	6,639	369,660
Stoke Therapeutics, Inc.*	5,521	104,623
Tango Therapeutics, Inc.*	16,255	138,655
Tenaya Therapeutics, Inc.*	3,255	38,800
TG Therapeutics, Inc.*	33,812	391,205
Travere Therapeutics, Inc.*	13,081	359,727
Turning Point Therapeutics, Inc.*	12,585	468,540
Veracyte, Inc.*	18,070	549,509
Vericel Corp.*	11,907	423,651
Verve Therapeutics, Inc.*	3,676	105,942
Xencor, Inc.*	14,875	511,254
Y-mAbs Therapeutics, Inc.*	8,770	86,735
Zentalis Pharmaceuticals, Inc.*	9,449	539,349

		25,282,167

Building Products — 1.6%
AAON, Inc.	10,535	676,874
American Woodmark Corp.*	4,214	252,545
Apogee Enterprises, Inc.	6,444	287,725
Cornerstone Building Brands, Inc.*	13,805	203,624
Gibraltar Industries, Inc.*	8,312	455,498
Griffon Corp.	12,109	271,120
Janus International Group, Inc.*	13,815	146,439
Masonite International Corp.*	6,048	600,203

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Quanex Building Products Corp.	8,526	185,781
Resideo Technologies, Inc.*	36,724	910,021
Simpson Manufacturing Co., Inc.	11,049	1,246,217
Tecnoglass, Inc.	5,335	109,901
View, Inc.*(a)	15,460	40,660
Zurn Water Solutions Corp.	30,865	942,617

		6,329,225

Capital Markets — 1.8%
AssetMark Financial Holdings, Inc.*	4,346	104,261
B. Riley Financial, Inc.	4,067	250,405
Bakkt Holdings, Inc.*(a)	7,626	32,868
BGC Partners, Inc., Class A	82,118	346,538
Blucora, Inc.*	12,392	200,998
Brightsphere Investment Group, Inc.	9,118	196,766
Cohen & Steers, Inc.	6,383	533,172
Focus Financial Partners, Inc., Class A*	13,044	656,896
Freedom Holding Corp. (Kazakhstan)*(a)	4,240	270,766
Hamilton Lane, Inc., Class A	8,891	804,280
Moelis & Co., Class A	15,506	875,624
Piper Sandler Cos.	3,590	553,650
PJT Partners, Inc., Class A	6,173	427,912
StepStone Group, Inc., Class A	12,257	429,118
Virtu Financial, Inc., Class A	21,716	671,676
Virtus Investment Partners, Inc.	1,814	474,688
WisdomTree Investments, Inc.	27,686	155,318

		6,984,936

Chemicals — 2.3%
Chemours Co. (The)	41,449	1,355,797
Danimer Scientific, Inc.*(a)	21,694	108,687
Ecovyst, Inc.	13,596	139,087
Ferro Corp.*	21,045	458,781
GCP Applied Technologies, Inc.*	13,648	435,371
HB Fuller Co.	13,366	959,278
Innospec, Inc.	6,269	582,766
Koppers Holdings, Inc.*	5,419	161,920
Kraton Corp.*	8,177	379,249
Kronos Worldwide, Inc.	5,584	80,130
Livent Corp.*	41,096	945,619
Minerals Technologies, Inc.	8,468	592,506
PureCycle Technologies, Inc.*	19,852	118,119
Quaker Chemical Corp.	3,413	713,897
Stepan Co.	5,416	596,627
Trinseo plc	9,878	528,868
Tronox Holdings plc, Class A	28,961	657,415

		8,814,117

Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	17,103	713,024
ACCO Brands Corp.	24,349	198,201
Brady Corp., Class A	12,343	640,849
BrightView Holdings, Inc.*	12,844	170,440
Casella Waste Systems, Inc., Class A*	12,822	974,216
CoreCivic, Inc., REIT*	30,594	309,305
Deluxe Corp.	10,837	326,194
Harsco Corp.*	20,145	316,277
Healthcare Services Group, Inc.	18,959	344,864
HNI Corp.	11,079	464,653
Interface, Inc.	15,021	199,178
KAR Auction Services, Inc.*	30,815	438,189
Matthews International Corp., Class A	8,041	282,400
MillerKnoll, Inc.	19,273	744,323
Montrose Environmental Group, Inc.*	6,751	308,993
Pitney Bowes, Inc.	42,095	259,305
SP Plus Corp.*	5,907	166,459
Steelcase, Inc., Class A	22,470	277,280
UniFirst Corp.	3,873	736,219
US Ecology, Inc.*	8,015	229,069

		8,099,438

Communications Equipment — 0.7%
ADTRAN, Inc.	12,382	237,858
Calix, Inc.*	13,946	701,205
Cambium Networks Corp.*	2,846	68,816
Infinera Corp.*	53,614	451,430
NETGEAR, Inc.*	7,444	205,975
NetScout Systems, Inc.*	18,790	592,825
Plantronics, Inc.*	10,869	289,659

		2,547,768

Construction & Engineering — 1.5%
Ameresco, Inc., Class A*	7,853	397,440
API Group Corp.*	50,277	1,121,177
Arcosa, Inc.	12,293	573,591
Comfort Systems USA, Inc.	9,167	823,013
Dycom Industries, Inc.*	7,674	646,841
Fluor Corp.*	35,968	756,767
Granite Construction, Inc.	11,656	419,383
MYR Group, Inc.*	4,291	403,483
NV5 Global, Inc.*	3,013	315,130
Primoris Services Corp.	13,689	352,081
Tutor Perini Corp.*	10,652	126,759

		5,935,665

Construction Materials — 0.3%
Forterra, Inc.*	7,633	179,146
Summit Materials, Inc., Class A*	30,157	1,072,383

		1,251,529

Consumer Finance — 0.8%
Atlanticus Holdings Corp.*	1,382	88,876
Encore Capital Group, Inc.*	6,307	406,801
Enova International, Inc.*	9,264	373,154
LendingTree, Inc.*	2,917	355,407
Moneylion, Inc.*	23,587	60,619
Navient Corp.	40,994	714,525
Nelnet, Inc., Class A	5,257	465,402
PRA Group, Inc.*	11,093	515,825
World Acceptance Corp.*	1,073	202,776

		3,183,385

Containers & Packaging — 0.5%
Greif, Inc., Class A	6,753	399,507
Myers Industries, Inc.	9,217	166,551
O-I Glass, Inc.*	39,889	530,923
Pactiv Evergreen, Inc.	10,820	118,479
Ranpak Holdings Corp.*	10,180	273,435
TriMas Corp.	10,901	378,919

		1,867,814

Diversified Consumer Services — 0.7%
2U, Inc.*	19,171	309,420
Adtalem Global Education, Inc.*	12,658	372,398
Duolingo, Inc.*	1,467	146,715

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
European Wax Center, Inc., Class A*	3,518	85,980
Houghton Mifflin Harcourt Co.*	32,475	584,875
Laureate Education, Inc., Class A	25,736	325,560
OneSpaWorld Holdings Ltd. (Bahamas)*	14,716	151,869
Rover Group, Inc.*(a)	19,111	124,795
Stride, Inc.*	10,878	381,492
Vivint Smart Home, Inc.*	10,086	72,619
WW International, Inc.*	13,535	170,541

		2,726,264

Diversified Financial Services — 0.5%
Cannae Holdings, Inc.*	21,258	634,976
Compass Diversified Holdings	14,258	358,731
Jackson Financial, Inc., Class A	23,680	908,602

		1,902,309

Diversified Telecommunication Services — 0.5%
Bandwidth, Inc., Class A*	5,893	368,961
Cogent Communications Holdings, Inc.	10,792	686,479
EchoStar Corp., Class A*	9,905	234,650
Globalstar, Inc.*	168,737	180,549
Liberty Latin America Ltd., Class A (Chile)*	10,394	113,710
Liberty Latin America Ltd., Class C (Chile)*	39,551	427,546

		2,011,895

Electric Utilities — 0.4%
MGE Energy, Inc.	9,198	712,201
Otter Tail Corp.	10,565	669,821

		1,382,022

Electrical Equipment — 1.2%
Atkore, Inc.*	11,726	1,263,828
AZZ, Inc.	6,318	300,611
Blink Charging Co.*(a)	9,231	193,020
Encore Wire Corp.	5,152	580,579
ESS Tech, Inc.*(a)	13,054	71,144
Fluence Energy, Inc.*	8,676	162,241
FREYR Battery SA (Norway)*	20,435	185,550
FTC Solar, Inc.*	4,969	20,969
FuelCell Energy, Inc.*(a)	93,248	395,372
Shoals Technologies Group, Inc., Class A*	26,498	446,756
Stem, Inc.*	31,973	392,629
TPI Composites, Inc.*	9,474	114,351
Vicor Corp.*	5,455	514,570

		4,641,620

Electronic Equipment, Instruments & Components — 2.9%
908 Devices, Inc.*	3,477	55,006
Advanced Energy Industries, Inc.	9,581	825,691
Aeva Technologies, Inc.*(a)	23,205	121,362
Badger Meter, Inc.	7,440	752,705
Benchmark Electronics, Inc.	8,959	216,270
CTS Corp.	8,196	274,976
ePlus, Inc.*	6,871	315,860
Fabrinet (Thailand)*	9,415	1,065,401
FARO Technologies, Inc.*	4,630	251,455
Insight Enterprises, Inc.*	8,873	835,393
Itron, Inc.*	11,515	713,930
Knowles Corp.*	23,488	498,181
Lightwave Logic, Inc.*	25,574	184,389
Methode Electronics, Inc.	9,709	427,487
MicroVision, Inc.*	41,740	142,333
OSI Systems, Inc.*	4,244	351,997
Ouster, Inc.*	18,768	66,063
PAR Technology Corp.*	6,491	243,413
Plexus Corp.*	7,185	556,981
Rogers Corp.*	4,764	1,300,334
Sanmina Corp.*	16,374	619,265
ScanSource, Inc.*	6,494	202,483
SmartRent, Inc.*	22,682	174,198
TTM Technologies, Inc.*	26,544	357,282
Velodyne Lidar, Inc.*	24,913	97,410
Vishay Intertechnology, Inc.	33,755	699,066

		11,348,931

Energy Equipment & Services — 1.6%
Archrock, Inc.	34,089	287,711
Aspen Aerogels, Inc.*	6,310	187,407
Cactus, Inc., Class A	14,994	726,609
Core Laboratories NV	11,774	314,013
Dril-Quip, Inc.*	9,000	227,610
Helmerich & Payne, Inc.	27,444	787,643
Liberty Oilfield Services, Inc., Class A*	26,758	323,772
NexTier Oilfield Solutions, Inc.*	40,619	244,526
Noble Corp.*	15,305	377,880
Oceaneering International, Inc.*	25,384	330,754
Patterson-UTI Energy, Inc.	54,713	544,942
ProPetro Holding Corp.*	21,560	226,596
RPC, Inc.*	18,107	107,012
Transocean Ltd.*	153,389	483,175
Valaris Ltd.*	16,596	688,568
Weatherford International plc*	16,596	497,880

		6,356,098

Entertainment — 0.5%
Cinemark Holdings, Inc.*(a)	27,080	408,908
IMAX Corp.*	12,623	217,747
Liberty Media Corp.-Liberty Braves, Class C*	9,483	256,041
Madison Square Garden Entertainment Corp.*	6,464	457,845
World Wrestling Entertainment, Inc., Class A	11,374	568,017

		1,908,558

Equity Real Estate Investment Trusts (REITs) — 5.5%
Acadia Realty Trust	22,498	445,235
Agree Realty Corp.	17,748	1,160,364
Alexander & Baldwin, Inc.	18,448	423,382
Alexander’s, Inc.	546	143,745
American Assets Trust, Inc.	13,381	481,315
American Finance Trust, Inc.	31,414	259,480
Brandywine Realty Trust	43,526	559,744
CareTrust REIT, Inc.	24,680	523,463
Centerspace	3,632	346,420
CorePoint Lodging, Inc.*	10,108	158,797
Corporate Office Properties Trust	28,570	721,678
DiamondRock Hospitality Co.*	53,571	500,889
Diversified Healthcare Trust	60,788	185,403

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Empire State Realty Trust, Inc., Class A	35,971	320,861
Essential Properties Realty Trust, Inc.	30,922	820,979
Four Corners Property Trust, Inc.	19,675	532,602
GEO Group, Inc. (The)*	31,163	209,727
Getty Realty Corp.	10,034	297,709
Global Net Lease, Inc.	26,352	377,888
Independence Realty Trust, Inc.	26,595	611,419
Industrial Logistics Properties Trust	16,636	381,464
iStar, Inc.	17,671	379,396
Kite Realty Group Trust	55,707	1,163,162
LTC Properties, Inc.	10,015	361,241
LXP Industrial Trust	71,934	1,071,097
Macerich Co. (The)	54,186	896,237
Monmouth Real Estate Investment Corp.	25,012	525,002
NexPoint Residential Trust, Inc.	5,781	458,433
Office Properties Income Trust	12,317	313,837
Paramount Group, Inc.	41,768	362,964
Physicians Realty Trust	56,030	1,023,108
PotlatchDeltic Corp.	17,067	918,034
Retail Opportunity Investments Corp.	30,884	572,281
RPT Realty	21,439	270,560
Safehold, Inc.	3,596	222,592
Seritage Growth Properties, Class A*(a)	9,211	95,426
Service Properties Trust	41,991	359,023
Summit Hotel Properties, Inc.*	27,076	255,056
Tanger Factory Outlet Centers, Inc.	26,448	449,881
Universal Health Realty Income Trust	3,261	190,116
Urban Edge Properties	28,006	510,829
Urstadt Biddle Properties, Inc., Class A	7,651	150,648
Veris Residential, Inc.*	20,356	335,874
Washington	21,527	529,995
Xenia Hotels & Resorts, Inc.*	29,049	503,710

		21,381,066

Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	7,874	299,999
Chefs’ Warehouse, Inc. (The)*	8,287	247,284
Grocery Outlet Holding Corp.*	22,224	564,045
Rite Aid Corp.*	14,185	150,503
SpartanNash Co.	9,142	224,619
United Natural Foods, Inc.*	14,333	555,834
Weis Markets, Inc.	4,173	251,382

		2,293,666

Food Products — 1.4%
B&G Foods, Inc.(a)	16,506	513,337
Benson Hill, Inc.*(a)	34,420	116,340
Calavo Growers, Inc.	4,498	186,262
Fresh Del Monte Produce, Inc.	8,465	235,581
Hostess Brands, Inc.*	35,196	722,222
J&J Snack Foods Corp.	3,782	573,692
Mission Produce, Inc.*	9,339	133,268
Sanderson Farms, Inc.	5,396	992,864
Simply Good Foods Co. (The)*	21,450	755,683
Sovos Brands, Inc.*	6,159	90,352
Tattooed Chef, Inc.*(a)	11,469	145,656
Tootsie Roll Industries, Inc.	4,402	149,448
TreeHouse Foods, Inc.*	14,189	549,540
Utz Brands, Inc.	15,981	257,454
Vital Farms, Inc.*	6,048	99,973

		5,521,672

Gas Utilities — 0.4%
Chesapeake Utilities Corp.	4,478	609,948
Northwest Natural Holding Co.	7,816	370,010
South Jersey Industries, Inc.	28,601	715,597

		1,695,555

Health Care Equipment & Supplies — 3.0%
AtriCure, Inc.*	11,683	766,872
Atrion Corp.	353	213,710
Avanos Medical, Inc.*	12,256	370,867
Axonics, Inc.*	11,776	558,536
BioLife Solutions, Inc.*	7,453	222,397
Butterfly Network, Inc.*(a)	33,236	192,769
Cardiovascular Systems, Inc.*	10,314	181,217
CONMED Corp.	7,439	1,023,458
CryoPort, Inc.*	11,775	491,842
Establishment Labs Holdings, Inc. (Costa Rica)*	5,556	290,801
Glaukos Corp.*	11,926	634,940
Heska Corp.*	2,724	374,768
Inogen, Inc.*	5,202	154,655
Integer Holdings Corp.*	8,398	658,487
iRhythm Technologies, Inc.*	7,484	934,228
Lantheus Holdings, Inc.*	17,217	437,484
Meridian Bioscience, Inc.*	11,027	229,913
Merit Medical Systems, Inc.*	12,924	716,636
Mesa Laboratories, Inc.	1,329	377,875
Natus Medical, Inc.*	8,687	200,148
Neogen Corp.*	27,341	997,126
Outset Medical, Inc.*	10,421	387,557
PROCEPT BioRobotics Corp.*	1,770	32,816
Pulmonx Corp.*	8,901	216,739
Senseonics Holdings, Inc.*(a)	104,360	279,685
Sight Sciences, Inc.*	2,647	38,726
Silk Road Medical, Inc.*	8,876	291,222
Treace Medical Concepts, Inc.*	2,975	53,966
Varex Imaging Corp.*	10,021	261,548
Vicarious Surgical, Inc.*(a)	9,050	58,191

		11,649,179

Health Care Providers & Services — 2.6%
Accolade, Inc.*	14,752	281,763
AdaptHealth Corp.*	24,549	463,976
Addus HomeCare Corp.*	4,051	323,391
Agiliti, Inc.*	6,964	133,221
AMN Healthcare Services, Inc.*	12,024	1,218,512
Apria, Inc.*	1,895	70,892
Aveanna Healthcare Holdings, Inc.*	9,837	54,005
Brookdale Senior Living, Inc.*	47,147	249,408
Cano Health, Inc.*(a)	45,887	265,227
Castle Biosciences, Inc.*	5,985	258,851
Clover Health Investments Corp.*	68,927	177,832
Community Health Systems, Inc.*	31,585	400,814
CorVel Corp.*	2,389	420,751
Covetrus, Inc.*	26,284	474,952
Ensign Group, Inc. (The)	13,351	1,007,066
Fulgent Genetics, Inc.*	4,932	315,007
Hanger, Inc.*	9,353	169,570

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Hims & Hers Health, Inc.*	31,333	152,905
MEDNAX, Inc.*	21,989	537,631
ModivCare, Inc.*	3,134	363,325
National HealthCare Corp.	3,452	225,761
Owens & Minor, Inc.	19,192	807,791
RadNet, Inc.*	11,281	290,486
Select Medical Holdings Corp.	26,954	626,141
Surgery Partners, Inc.*	9,002	384,115
Tivity Health, Inc.*	11,262	286,505
US Physical Therapy, Inc.	3,284	317,793

		10,277,691

Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc.*	31,176	630,379
American Well Corp., Class A*	49,761	235,369
Evolent Health, Inc., Class A*	20,695	490,678
Health Catalyst, Inc.*	13,240	395,214
HealthStream, Inc.*	6,422	156,376
NextGen Healthcare, Inc.*	14,611	282,138
OptimizeRx Corp.*	4,520	203,084
Phreesia, Inc.*	12,940	403,599
Sema4 Holdings Corp.*	31,768	108,647
Sharecare, Inc.*(a)	73,298	249,946
Tabula Rasa HealthCare, Inc.*	6,018	64,934
Vocera Communications, Inc.*	8,850	699,238

		3,919,602

Hotels, Restaurants & Leisure — 1.7%
Bally’s Corp.*	7,467	266,871
BJ’s Restaurants, Inc.*	5,927	178,343
Bloomin’ Brands, Inc.*	20,657	419,957
Brinker International, Inc.*	11,552	383,642
Cheesecake Factory, Inc. (The)*	12,340	440,291
Dave & Buster’s Entertainment, Inc.*	9,819	351,422
Denny’s Corp.*	16,122	249,891
Dine Brands Global, Inc.	4,379	297,115
Dutch Bros, Inc., Class A*(a)	6,043	315,142
Everi Holdings, Inc.*	23,140	457,478
F45 Training Holdings, Inc.*	5,297	66,265
First Watch Restaurant Group, Inc.*	2,403	36,141
Golden Entertainment, Inc.*	5,173	232,682
Jack in the Box, Inc.	5,512	501,868
Krispy Kreme, Inc.	7,651	114,688
Papa John’s International, Inc.	8,232	1,016,240
Portillo’s, Inc., Class A*(a)	5,123	136,016
Red Rock Resorts, Inc., Class A	13,513	601,599
Shake Shack, Inc., Class A*	9,955	657,727

		6,723,378

Household Durables — 2.7%
Cavco Industries, Inc.*	2,171	584,954
Century Communities, Inc.	7,557	497,628
GoPro, Inc., Class A*	32,795	290,564
Installed Building Products, Inc.	5,969	661,305
iRobot Corp.*	6,857	449,271
KB Home	21,799	921,008
La-Z-Boy, Inc.	11,273	413,832
LGI Homes, Inc.*	5,433	676,463
M/I Homes, Inc.*	7,402	392,232
MDC Holdings, Inc.	14,382	729,024
Meritage Homes Corp.*	9,490	968,265
Purple Innovation, Inc.*	14,711	122,395
Skyline Champion Corp.*	13,435	904,713
Snap One Holdings Corp.*	3,474	65,346
Sonos, Inc.*	31,990	806,788
Taylor Morrison Home Corp.*	31,257	959,277
Traeger, Inc.*	5,980	60,936
Tri Pointe Homes, Inc.*	28,268	673,061
Tupperware Brands Corp.*	12,433	191,717
Vizio Holding Corp., Class A*	9,301	133,748
Vuzix Corp.*(a)	15,052	98,290

		10,600,817

Household Products — 0.3%
Central Garden & Pet Co.*	2,480	115,047
Central Garden & Pet Co., Class A*	10,215	442,616
WD-40 Co.	3,487	775,021

		1,332,684

Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc.	8,800	271,480
Clearway Energy, Inc., Class C	20,800	700,544

		972,024

Insurance — 2.1%
Ambac Financial Group, Inc.*	11,777	166,880
American Equity Investment Life Holding Co.	20,942	861,554
AMERISAFE, Inc.	4,925	258,661
Argo Group International Holdings Ltd.	8,870	503,639
BRP Group, Inc., Class A*	13,612	415,438
Employers Holdings, Inc.	7,113	278,118
Genworth Financial, Inc., Class A*	129,053	503,307
Goosehead Insurance, Inc., Class A	5,036	496,449
Hippo Holdings, Inc.*	94,454	198,353
Horace Mann Educators Corp.	10,552	401,081
James River Group Holdings Ltd.	9,485	268,615
Kinsale Capital Group, Inc.	5,456	1,092,946
ProAssurance Corp.	13,731	328,995
Safety Insurance Group, Inc.	3,620	298,035
Selectquote, Inc.*	31,694	234,219
SiriusPoint Ltd. (Bermuda)*	22,242	188,390
State Auto Financial Corp.	4,529	234,149
Stewart Information Services Corp.	6,840	488,581
Trupanion, Inc.*	8,727	831,247

		8,048,657

Interactive Media & Services — 0.3%
Angi, Inc.*	19,012	163,123
Cars.com, Inc.*	16,521	257,397
Eventbrite, Inc., Class A*	19,401	278,016
fuboTV, Inc.*(a)	36,775	394,964
MediaAlpha, Inc., Class A*	5,412	80,368
ZipRecruiter, Inc., Class A*	2,958	64,159

		1,238,027

Internet & Direct Marketing Retail — 0.7%
BARK, Inc.*	20,551	77,477
Overstock.com, Inc.*	10,941	524,512
Porch Group, Inc.*	19,191	202,465
RealReal, Inc. (The)*	20,679	195,417
Rent the Runway, Inc., Class A*(a)	4,273	24,655
Revolve Group, Inc.*	10,042	495,271
Shutterstock, Inc.	5,950	576,971
Stitch Fix, Inc., Class A*	21,125	347,084
Xometry, Inc., Class A*	1,805	93,138

		2,536,990

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
IT Services — 2.4%
Conduent, Inc.*	41,134	194,564
CSG Systems International, Inc.	8,303	471,361
Cyxtera Technologies, Inc.*(a)	8,443	101,063
EVERTEC, Inc. (Puerto Rico)	15,194	663,066
ExlService Holdings, Inc.*	8,471	1,020,925
Grid Dynamics Holdings, Inc.*	11,618	309,620
Marqeta, Inc., Class A*	59,134	697,781
Paya Holdings, Inc.*	21,491	140,766
Payoneer Global, Inc.*	49,149	256,558
Perficient, Inc.*	8,378	878,182
Repay Holdings Corp.*	18,893	337,996
Sabre Corp.*	82,266	752,734
Shift4 Payments, Inc., Class A*	12,014	633,378
Switch, Inc., Class A	33,621	861,706
TaskUS, Inc., Class A (Philippines)*	6,933	221,856
Toast, Inc., Class A*(a)	18,753	429,069
TTEC Holdings, Inc.	4,661	373,299
Unisys Corp.*	17,080	311,710
Verra Mobility Corp.*	32,549	515,576

		9,171,210

Leisure Products — 0.5%
Acushnet Holdings Corp.	8,802	411,053
Latham Group, Inc.*	8,230	137,276
Malibu Boats, Inc., Class A*	5,301	348,064
Smith & Wesson Brands, Inc.	12,222	208,752
Solo Brands, Inc., Class A*	3,283	36,638
Sturm Ruger & Co., Inc.	4,476	300,922
Vista Outdoor, Inc.*	14,573	562,226

		2,004,931

Life Sciences Tools & Services — 0.4%
23andMe Holding Co.*(a)	21,444	100,144
Absci Corp.*(a)	3,297	22,189
Berkeley Lights, Inc.*	10,641	103,324
Bionano Genomics, Inc.*(a)	73,554	163,290
Codexis, Inc.*	15,016	307,828
Cytek Biosciences, Inc.*	3,741	54,469
NanoString Technologies, Inc.*	11,611	403,134
Personalis, Inc.*	9,113	103,797
Quanterix Corp.*	8,576	261,053
Seer, Inc.*	8,992	141,444

		1,660,672

Machinery — 4.5%
Alamo Group, Inc.	2,517	354,519
Albany International Corp., Class A	8,236	689,436
Altra Industrial Motion Corp.	16,512	797,199
Astec Industries, Inc.	5,790	366,449
Barnes Group, Inc.	11,847	535,129
Berkshire Grey, Inc.*	10,252	35,472
Desktop Metal, Inc., Class A*	47,044	192,410
Enerpac Tool Group Corp.	15,335	273,730
EnPro Industries, Inc.	5,241	550,410
ESCO Technologies, Inc.	6,629	528,862
Federal Signal Corp.	15,534	606,137
Franklin Electric Co., Inc.	9,920	861,056
Gorman-Rupp Co. (The)	5,781	231,876
Greenbrier Cos., Inc. (The)	8,278	334,100
Helios Technologies, Inc.	8,241	631,508
Hillenbrand, Inc.	18,577	863,459
Hillman Solutions Corp.*	25,285	226,806
Hydrofarm Holdings Group, Inc.*	9,085	178,157
Hyzon Motors, Inc.*(a)	22,636	114,991
Ideanomics, Inc.*(a)	111,694	119,513
John Bean Technologies Corp.	8,080	1,090,800
Kadant, Inc.	2,951	616,700
Lindsay Corp.	2,774	350,217
Markforged Holding Corp.*	16,963	80,235
Meritor, Inc.*	17,841	411,235
Microvast Holdings, Inc.*(a)	60,384	334,527
Mueller Industries, Inc.	14,591	753,771
Mueller Water Products, Inc., Class A	40,176	516,262
Proterra, Inc.*	46,642	368,938
Proto Labs, Inc.*	7,017	352,113
SPX Corp.*	11,551	602,731
SPX FLOW, Inc.	10,675	920,185
Standex International Corp.	3,106	308,581
Tennant Co.	4,715	363,857
Terex Corp.	17,754	740,697
Velo3D, Inc.*(a)	15,374	99,162
Wabash National Corp.	12,584	246,898
Welbilt, Inc.*	32,935	782,206

		17,430,334

Marine — 0.3%
Matson, Inc.	10,691	1,044,083

Media — 1.4%
AMC Networks, Inc., Class A*	7,435	316,954
Cardlytics, Inc.*	8,462	567,800
Clear Channel Outdoor Holdings, Inc.*	119,723	366,352
EW Scripps Co. (The), Class A*	14,544	298,152
Gray Television, Inc.	22,549	470,147
iHeartMedia, Inc., Class A*	27,819	560,553
Scholastic Corp.	7,748	317,823
Sinclair Broadcast Group, Inc., Class A	12,376	340,092
TechTarget, Inc.*	6,597	547,155
TEGNA, Inc.	56,283	1,089,639
Thryv Holdings, Inc.*	4,320	140,098
WideOpenWest, Inc.*	13,302	247,550

		5,262,315

Metals & Mining — 1.5%
Allegheny Technologies, Inc.*	32,365	591,956
Alpha Metallurgical Resources, Inc.*	4,399	278,149
Arconic Corp.*	27,085	837,739
Carpenter Technology Corp.	12,256	351,992
Century Aluminum Co.*	12,838	196,935
Coeur Mining, Inc.*	65,356	306,519
Commercial Metals Co.	30,672	1,025,672
Hecla Mining Co.	136,875	678,900
Kaiser Aluminum Corp.	4,035	386,351
Materion Corp.	5,199	430,737
Piedmont Lithium, Inc.*	4,036	195,262
Schnitzer Steel Industries, Inc., Class A	6,535	255,780
Warrior Met Coal, Inc.	13,076	342,591

		5,878,583

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Apollo Commercial Real Estate Finance, Inc.	33,447	456,551
Arbor Realty Trust, Inc.	38,281	670,300
ARMOUR Residential REIT, Inc.	22,812	213,977
Brightspire Capital, Inc.	23,764	223,144
Broadmark Realty Capital, Inc.	33,737	316,453
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,491	891,447
Invesco Mortgage Capital, Inc.	79,291	212,500
KKR Real Estate Finance Trust, Inc.	11,293	240,993
Ladder Capital Corp.	28,401	337,688
MFA Financial, Inc.	100,934	467,324
New York Mortgage Trust, Inc.	96,471	361,766
PennyMac Mortgage Investment Trust	24,674	439,691
Ready Capital Corp.	14,975	213,244
Redwood Trust, Inc.	29,167	359,629
TPG RE Finance Trust, Inc.	15,090	190,436

		5,595,143

Multiline Retail — 0.2%
Big Lots, Inc.	8,281	347,057
Dillard’s, Inc., Class A	1,100	279,092
Franchise Group, Inc.	6,867	343,830

		969,979

Multi-Utilities — 0.2%
NorthWestern Corp.	13,392	778,343

Oil, Gas & Consumable Fuels — 4.0%
Arch Resources, Inc.	3,896	368,717
Archaea Energy, Inc.*	6,855	118,523
California Resources Corp.	20,826	887,604
Callon Petroleum Co.*(a)	12,075	596,988
Centennial Resource Development, Inc., Class A*	46,968	366,820
Civitas Resources, Inc.	18,332	999,094
Clean Energy Fuels Corp.*	43,124	261,763
Comstock Resources, Inc.*	23,105	179,757
CVR Energy, Inc.	7,415	144,815
Delek US Holdings, Inc.*	18,854	292,614
Denbury, Inc.*	12,748	957,885
Gevo, Inc.*	51,348	175,610
Green Plains, Inc.*	13,632	416,321
Gulfport Energy Corp.*	2,932	191,899
Kosmos Energy Ltd. (Ghana)*	114,932	497,656
Magnolia Oil & Gas Corp., Class A	37,455	810,152
Matador Resources Co.	28,054	1,255,978
Murphy Oil Corp.	36,929	1,166,956
Northern Oil and Gas, Inc.	16,365	384,905
Oasis Petroleum, Inc.	4,722	639,500
PBF Energy, Inc., Class A*	24,162	382,726
Peabody Energy Corp.*	23,782	256,846
Renewable Energy Group, Inc.*	12,786	514,764
SM Energy Co.	30,897	1,013,731
Southwestern Energy Co.*	258,158	1,135,895
Tellurian, Inc.*	99,904	250,759
Whiting Petroleum Corp.*	9,954	739,085
World Fuel Services Corp.	16,067	453,250

		15,460,613

Paper & Forest Products — 0.3%
Glatfelter Corp.	11,325	196,602
Mercer International, Inc. (Germany)	10,246	124,489
Neenah, Inc.	4,263	196,524
Schweitzer-Mauduit International, Inc.	8,001	242,190
Sylvamo Corp.*	8,974	267,336

		1,027,141

Personal Products — 0.8%
Edgewell Personal Care Co.	13,827	633,277
elf Beauty, Inc.*	12,176	359,922
Inter Parfums, Inc.	4,520	447,344
Medifast, Inc.	2,955	587,188
Nu Skin Enterprises, Inc., Class A	12,672	610,664
USANA Health Sciences, Inc.*	2,970	283,873

		2,922,268

Pharmaceuticals — 1.5%
Aclaris Therapeutics, Inc.*	11,835	129,238
Amneal Pharmaceuticals, Inc.*	25,075	111,082
Arvinas, Inc.*	10,982	785,103
Atea Pharmaceuticals, Inc.*	13,475	96,212
Axsome Therapeutics, Inc.*(a)	7,574	207,831
Cassava Sciences, Inc.*(a)	9,567	423,340
Corcept Therapeutics, Inc.*	24,140	453,108
DICE Therapeutics, Inc.*	3,209	54,649
Edgewise Therapeutics, Inc.*	2,884	39,222
Endo International plc*	59,434	189,594
Harmony Biosciences Holdings, Inc.*	5,800	207,988
Innoviva, Inc.*	15,908	255,005
Intra-Cellular Therapies, Inc.*	21,291	1,011,110
Nektar Therapeutics*	46,942	521,995
NGM Biopharmaceuticals, Inc.*	9,487	149,989
Nuvation Bio, Inc.*	29,355	179,066
Phathom Pharmaceuticals, Inc.*	3,995	67,116
Revance Therapeutics, Inc.*	16,800	223,944
Supernus Pharmaceuticals, Inc.*	13,527	417,308
Ventyx Biosciences, Inc.*	2,433	39,561
Zogenix, Inc.*	12,817	333,370

		5,895,831

Professional Services — 1.0%
BlackSky Technology, Inc.*	14,156	40,061
CBIZ, Inc.*	13,250	511,848
First Advantage Corp.*	10,499	177,643
Forrester Research, Inc.*	2,828	155,597
HireRight Holdings Corp.*	5,654	76,894
Huron Consulting Group, Inc.*	5,575	245,969
ICF International, Inc.	4,321	407,859
Kelly Services, Inc., Class A	9,164	156,521
Kforce, Inc.	5,122	351,728
Korn Ferry	13,864	920,292
ManTech International Corp., Class A	7,010	506,402
Sterling Check Corp.*	3,655	73,137
TrueBlue, Inc.*	9,025	240,065

		3,864,016

Real Estate Management & Development — 0.7%
Doma Holdings, Inc.*	44,305	177,220
Kennedy-Wilson Holdings, Inc.	30,821	692,240
Marcus & Millichap, Inc.*	6,356	297,524
Newmark Group, Inc., Class A	41,819	640,249
Realogy Holdings Corp.*	29,654	489,291
St. Joe Co. (The)	8,387	406,853

		2,703,377

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Road & Rail — 0.5%
ArcBest Corp.	6,503	575,125
Heartland Express, Inc.	11,841	177,141
Marten Transport Ltd.	15,189	253,505
Schneider National, Inc., Class B	8,905	227,968
Werner Enterprises, Inc.	15,481	690,298

		1,924,037

Semiconductors & Semiconductor Equipment — 2.4%
ACM Research, Inc., Class A*	3,126	248,986
Axcelis Technologies, Inc.*	8,473	530,495
Cohu, Inc.*	12,384	408,424
Diodes, Inc.*	11,450	1,062,446
FormFactor, Inc.*	19,892	850,184
Ichor Holdings Ltd.*	7,226	306,527
Impinj, Inc.*	4,785	379,881
indie Semiconductor, Inc., Class A (China)*	12,974	102,624
Kulicke & Soffa Industries, Inc. (Singapore)	15,762	862,024
MACOM Technology Solutions Holdings, Inc.*	12,248	749,700
MaxLinear, Inc.*	17,956	1,077,719
Meta Materials, Inc.*(a)	59,377	99,160
Onto Innovation, Inc.*	12,534	1,147,362
Rambus, Inc.*	27,817	702,379
Ultra Clean Holdings, Inc.*	11,420	575,796
Veeco Instruments, Inc.*	12,846	353,137

		9,456,844

Software — 5.1%
8x8, Inc.*	28,983	444,889
Alarm.com Holdings, Inc.*	11,714	873,513
Altair Engineering, Inc., Class A*	12,918	812,801
Appfolio, Inc., Class A*	4,887	563,276
Appian Corp.*	10,094	568,999
Avaya Holdings Corp.*	21,419	390,254
AvePoint, Inc.*	22,009	129,633
Bottomline Technologies DE, Inc.*	9,837	554,708
Box, Inc., Class A*	38,546	1,007,207
BTRS Holdings, Inc., Class A*	18,729	119,866
Cerence, Inc.*	9,667	613,758
Cipher Mining, Inc.*	10,653	32,385
Confluent, Inc., Class A*(a)	15,565	1,017,795
Consensus Cloud Solutions, Inc.*	4,082	231,449
Couchbase, Inc.*	2,205	51,663
Domo, Inc., Class B*	7,349	345,109
E2open Parent Holdings, Inc.*	44,876	417,347
Ebix, Inc.	6,060	184,163
Enfusion, Inc., Class A*	4,726	65,266
Envestnet, Inc.*	13,899	1,027,692
Freshworks, Inc., Class A*	8,767	190,682
Gitlab, Inc., Class A*	2,644	169,242
Intapp, Inc.*	2,786	56,054
InterDigital, Inc.	7,803	538,641
IronNet, Inc.*	8,375	28,559
Latch, Inc.*	22,997	147,411
LivePerson, Inc.*	16,739	499,994
MeridianLink, Inc.*	3,480	67,477
Momentive Global, Inc.*	32,956	564,536
N-Able, Inc.*	17,298	193,046
PagerDuty, Inc.*	19,235	635,140
Ping Identity Holding Corp.*	15,306	302,906
PROS Holdings, Inc.*	10,162	281,589
Q2 Holdings, Inc.*	14,451	942,928
Qualys, Inc.*	8,492	1,088,165
Riot Blockchain, Inc.*(a)	20,988	334,549
SailPoint Technologies Holding, Inc.*	23,722	917,804
SentinelOne, Inc., Class A*(a)	10,601	474,395
Sumo Logic, Inc.*	22,458	267,475
Telos Corp.*	13,413	156,798
Vonage Holdings Corp.*	64,216	1,338,261
Xperi Holding Corp.	26,587	448,523
Zeta Global Holdings Corp., Class A*	5,683	52,625
Zuora, Inc., Class A*	29,377	488,539

		19,637,112

Specialty Retail — 3.0%
Aaron’s Co., Inc. (The)	8,008	169,529
Abercrombie & Fitch Co., Class A*	15,027	586,053
Academy Sports & Outdoors, Inc.*	22,410	871,749
Arko Corp.*	16,773	137,874
Asbury Automotive Group, Inc.*	5,885	947,308
Bed Bath & Beyond, Inc.*(a)	25,704	417,433
Boot Barn Holdings, Inc.*	7,531	692,626
Buckle, Inc. (The)	7,471	281,208
Camping World Holdings, Inc., Class A(a)	10,496	348,467
Children’s Place, Inc. (The)*	3,557	251,658
Citi Trends, Inc.*	2,309	112,495
Designer Brands, Inc., Class A*	15,605	205,518
Group 1 Automotive, Inc.	4,604	781,805
GrowGeneration Corp.*	13,539	114,269
Guess?, Inc.	9,913	228,197
Monro, Inc.	8,531	424,247
Murphy USA, Inc.	5,998	1,179,567
ODP Corp. (The)*	11,675	516,385
Rent-A-Center, Inc.	15,383	648,393
Sally Beauty Holdings, Inc.*	28,750	493,638
Signet Jewelers Ltd.	13,495	1,162,324
Sleep Number Corp.*	5,760	411,840
Sonic Automotive, Inc., Class A	5,278	269,231
Volta, Inc.*(a)	30,894	151,999
Zumiez, Inc.*	5,440	244,528

		11,648,341

Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.*	32,488	581,535
Corsair Gaming, Inc.*(a)	8,399	164,117
IonQ, Inc.*(a)	28,885	330,444
Super Micro Computer, Inc.*	11,172	452,690

		1,528,786

Textiles, Apparel & Luxury Goods — 0.7%
G-III Apparel Group Ltd.*	11,117	302,049
Kontoor Brands, Inc.	12,100	596,409
Levi Strauss & Co., Class A	24,573	538,886
Oxford Industries, Inc.	4,039	332,773
PLBY Group, Inc.*	5,578	88,635
Steven Madden Ltd.	19,460	800,584

		2,659,336

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Thrifts & Mortgage Finance — 2.0%
Axos Financial, Inc.*	13,619	701,378
Columbia Financial, Inc.*	9,732	206,026
Flagstar Bancorp, Inc.	13,446	608,432
Kearny Financial Corp.	19,089	247,012
Merchants Bancorp	6,369	185,656
Mr. Cooper Group, Inc.*	19,107	767,146
NMI Holdings, Inc., Class A*	21,809	539,555
Northfield Bancorp, Inc.	11,092	174,810
Northwest Bancshares, Inc.	32,191	454,215
PennyMac Financial Services, Inc.	8,108	508,372
Provident Financial Services, Inc.	19,642	474,747
Rocket Cos., Inc., Class A(a)	34,371	434,449
Walker & Dunlop, Inc.	7,497	992,678
Washington Federal, Inc.	16,570	580,281
WSFS Financial Corp.	16,654	872,337

		7,747,094

Tobacco — 0.2%
Turning Point Brands, Inc.	3,648	128,519
Universal Corp.	6,259	340,678
Vector Group Ltd.	33,285	369,796

		838,993

Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc.	9,781	958,342
Boise Cascade Co.	10,004	702,481
Custom Truck One Source, Inc.*	12,510	102,832
GMS, Inc.*	10,975	561,701
H&E Equipment Services, Inc.	8,090	336,787
McGrath RentCorp	6,167	469,987
NOW, Inc.*	28,121	249,996
Rush Enterprises, Inc., Class A	10,942	577,956
Triton International Ltd. (Bermuda)	16,983	1,026,113
Veritiv Corp.*	3,526	328,200

		5,314,395

Water Utilities — 0.7%
American States Water Co.	9,395	866,501
California Water Service Group	13,381	830,826
Middlesex Water Co.	4,450	450,518
SJW Group	6,979	480,574

		2,628,419

Wireless Telecommunication Services — 0.3%
Gogo, Inc.*(a)	17,060	212,397
Shenandoah Telecommunications Co.	12,709	289,384
Telephone and Data Systems, Inc.	25,127	497,515
United States Cellular Corp.*	3,788	115,988

		1,115,284

TOTAL COMMON STOCKS (Cost $420,018,881)		385,615,368

SHORT-TERM INVESTMENTS — 3.7%
INVESTMENT COMPANIES — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d) (Cost $2,563,624)	2,563,624	2,563,624

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d) (Cost $11,784,123)	11,784,123	11,784,123

TOTAL SHORT-TERM INVESTMENTS (COST $14,347,747)		14,347,747

Total Investments — 102.9% (Cost $434,366,628)		399,963,115
Liabilities in Excess of Other Assets — (2.9)%		(11,334,729)

Net Assets — 100.0%		388,628,386

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $12,323,670.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	27	03/2022	USD	2,733,075	(255,000)

Abbreviations

USD	United States Dollar

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$399,963,115	$—	$—	$399,963,115

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(255,000)	$—	$—	$(255,000)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$5,825,244	$6,642,487	$9,904,107	$—	$—	$2,563,624	2,563,624	$208	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	11,679,894	19,270,903	19,166,674	—	—	11,784,123	11,784,123	636	—

Total	$17,505,138	$25,913,390	$29,070,781	$—	$—	$14,347,747		$844	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.